INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2026
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of
	December 31,	June 30,
	2025	2026
Intangible assets with indefinite lives:
Brand names	5,593	5,359
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	249	228
Purchased software	159	160
Other intangible assets	76	73
Total	6,269	6,012
Less: Accumulated amortization	263	268
Less: Accumulated impairment loss	978	923
Total	5,028	4,821

Amortization expense of intangible assets for the six months ended June 30, 2025 and 2026 amounted to RMB21 and RMB18, respectively.

There were 3 brand names with indefinite lives acquired in DH acquisition. No impairment was recognized on these brand names for the six months ended June 2025 and 2026.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for
Intangible Assets
Remainder of 2026	14
2027	24
2028	20
2029	19
2030	16
Thereafter	86
Total	179